Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company is a Bermuda exempted company. Bermuda does not currently impose a corporate income tax. The Company is subject to taxation in certain foreign jurisdictions on a portion of its income attributable to such jurisdictions. The two main subsidiaries of Triton are Triton Container International Limited ("TCIL") and TAL International Group ("TAL"). TCIL is a Bermuda exempted company and therefore no income tax is imposed. However, a portion of TCIL’s income is subject to taxation in the U.S. TAL is a U.S. company and therefore is subject to taxation in the U.S.
The following table sets forth income tax expense (benefit) for the periods indicated (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current taxes:
Bermuda	$—	$—	$—
U.S.	50,604	45,861	46,380
Foreign	563	580	952
	$51,167	$46,441	$47,332
Deferred taxes:
Bermuda	$—	$—	$—
U.S.	(2,350)	8,010	23,522
Foreign	(14)	13	(47)
	(2,364)	8,023	23,475
Income tax expense (benefit)	$48,803	$54,464	$70,807

Included in the Company’s U.S. current taxes is a $2.3 million income tax benefit from the purchase of investment tax credits related to property placed in service during 2024. The Company has chosen to account for these credits under ASC740 using the flow-through method of accounting to reduce its 2024 U.S. federal income tax expense. Refer to Note 16 - "Related Party Transactions" for additional details related to the Tax Credit Transfer Agreement.

The following table sets forth the components of income (loss) before income taxes (in thousands):

	Year Ended December 31,
	2024	2023	2022
Bermuda sources	$308,711	$325,453	$532,391
U.S. sources	256,967	201,960	284,468
Foreign sources	1,320	1,140	870
Income (loss) before income taxes	$566,998	$528,553	$817,729

The following table sets forth the difference between the Bermuda statutory income tax rate and the effective tax rate on the Consolidated Statements of Operations for the periods indicated below:

	Year Ended December 31,
	2024	2023	2022
Bermuda tax rate	—%	—%	—%
Change in enacted tax act	(0.52)%	0.86%	0.66%
U.S. income taxed at other than the statutory rate	9.18%	8.54%	7.58%
Effect of uncertain tax positions	—%	—%	(0.06)%
Foreign income taxed at other than the statutory rate	0.09%	0.10%	0.16%
Effect of permanent differences	1.01%	0.75%	0.10%
Effect of investment tax credit purchase	(0.41)%	—%	—%
Other discrete items	(0.74)%	0.05%	0.22%
Effective income tax rate	8.61%	10.30%	8.66%
The following table sets forth the components of deferred income tax assets and liabilities (in thousands):

	December 31, 2024	December 31, 2023
Deferred income tax assets:
Net operating loss and interest expense limitation carryforwards	$10,378	$6,244
Deferred income	2,172	2,344
Accrued liabilities and other payables	3,758	5,191
Total deferred tax assets	$16,308	$13,779

Deferred income tax liabilities:
Accelerated depreciation	$286,914	$321,494
Deferred partnership income (loss)	133,656	100,961
Goodwill and other intangible amortization	4,066	4,055
Derivative instruments	1,346	3,170
Other	850	—
Total deferred tax liability	426,832	429,680
Net deferred income tax liability	$410,524	$415,901

At December 31, 2024, the Company had U.S. state net operating loss carryforwards of $7.6 million that expire at various times beginning in 2025 and net interest expense limitation carryforwards of $46.2 million that have an indefinite carryforward period.

The Company has not recorded a valuation allowance for deferred tax assets as of December 31, 2024 or 2023. In assessing the potential future realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods during which the deferred tax assets are deductible, the Company believes it is more likely than not that the Company will realize the benefits of these deductible differences as of December 31, 2024.

Certain income taxes on unremitted earnings have not been reflected on the Consolidated Financial Statements because such earnings are intended to be permanently reinvested in those jurisdictions. Such earnings and related income taxes are estimated to be approximately $520.8 million and $156.1 million, respectively, as of December 31, 2024.

The Company did not record any unrecognized tax benefits for the years ended December 31, 2024 or 2023.

The Company files income tax returns in several jurisdictions including the U.S. and certain U.S. states. The tax years 2021 through 2024 remain subject to examination by major tax jurisdictions.

The Company accrues interest and penalties related to income taxes in the provision for income taxes. The following table summarizes interest and penalty expense (in thousands):

	Year Ended December 31,
	2024	2023	2022
Interest expense (benefit)	$—	$—	$(86)
Penalty expense (benefit)	$—	$—	$(98)
The following table summarizes the components of income taxes payable included in Accounts payable and other accrued expenses on the Consolidated Balance Sheets (in thousands):

	December 31, 2024	December 31, 2023
Corporate income taxes payable	$205	$99
Unrecognized tax benefits	—	—
Interest accrued	—	—
Penalties	—	—
Income taxes payable	$205	$99